Related Party Transactions and Balances (Details)	6 Months Ended				12 Months Ended
	Jun. 30, 2025 USD ($) shares	Jun. 30, 2025 AED (د.إ)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 AED (د.إ)	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 AED (د.إ)	Jun. 30, 2025 AED (د.إ) shares	Mar. 31, 2025 AED (د.إ)	Mar. 11, 2025	Dec. 31, 2024 AED (د.إ) shares	Oct. 25, 2024 AED (د.إ)	Jun. 30, 2024 AED (د.إ)	Dec. 31, 2023 AED (د.إ) shares
Related Party Transactions and Balances [Line Items]
Loan receivable from related party					$ 1,945,844					د.إ 7,145,140
Repaid amount					24,039					88,271
Due to related parties	$ 170,131				5,784,692		د.إ 624,721			21,241,387			5,436,740
Effective interest rate	8.00%						8.00%
Management fee percentage											10.00%
Total outstanding amount					$ 127,141			د.إ 1,050,000		د.إ 466,861			د.إ 466,861
Acquired shares (in Shares) | shares	34,888,447				30,000,000		34,888,447			30,000,000			30,000,000
Total consideration	$ 27,233				$ 27,233		د.إ 100,000			د.إ 100,000			د.إ 100,000
Loan from Mr. Fareed Aljawhary [Member]
Related Party Transactions and Balances [Line Items]
Loan receivable from related party	250,971		$ 2,998,361		421,145		921,567			1,546,443		د.إ 11,009,981
Imputed interest										386,409
Due to related parties	12,990				2,905,778		د.إ 47,700			10,670,015
Effective interest rate									20.00%
Imputed interest expense of loans received	$ 112,975	د.إ 414,842	315,913	د.إ 1,160,034	$ 315,913	د.إ 1,160,034
Loan from Mr. Rajesh Venkataraman [Member]
Related Party Transactions and Balances [Line Items]
Loan receivable from related party											د.إ 700,000
Total outstanding amount										د.إ 855,806
Micropolis Holding acquired [Member]
Related Party Transactions and Balances [Line Items]
Acquired shares (in Shares) | shares	100				100		100			100
Initial Public Offering [Member] | Loan from Mr. Fareed Aljawhary [Member]
Related Party Transactions and Balances [Line Items]
Loan receivable from related party							د.إ 950,000			د.إ 12,556,424
Repaid amount							13,458,724			د.إ 1,500,000
Additional paid-in capital [member]
Related Party Transactions and Balances [Line Items]
Loan receivable from related party	$ 7,743						د.إ 28,433
Additional paid-in capital [member] | Loan from Mr. Fareed Aljawhary [Member]
Related Party Transactions and Balances [Line Items]
Loan receivable from related party			$ (421,145)									د.إ 1,546,443